Income Taxes (Tables)	12 Months Ended
Jun. 30, 2017
Income Taxes Tables
Components of income (loss) before income taxes
Year ended June 30, 2016
Tax jurisdictions from:
–U.S.	$(3,625)
Income (loss) before income taxes	$(3,625)

Provision for income taxes
Year ended June 30, 2016
Current:
(616)
Income tax expense	$(616)

Summary of deferred tax assets
Year Ended June 30, 2017

Deferred tax assets:
Net operating tax carryforward	$(51,602)
Tax rate	17%
Gross deferred tax assets
Valuation allowance	(8,772)

Net deferred tax assets	$-0-